Note 1 - Description of Plan (Details Textual) - EBP 94-2156203 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Eligibility, Consecutive Days of Service	90 days
EBP, Eligibility, Service Hours in Twelve Month Period	1,000
EBP, Vesting Percentage, Tranche One	20.00%
EBP, Vesting Percentage, Tranche Two	40.00%
EBP, Vesting Percentage, Tranche Three	60.00%
EBP, Vesting Percentage, Tranche Four	80.00%
EBP, Vesting Percentage, Tranche Five	100.00%
EBP, Vesting, Years of Service, Tranche One	2 years
EBP, Vesting, Years of Service, Tranche Two	3 years
EBP, Vesting, Years of Service, Tranche Three	4 years
EBP, Vesting, Years of Service, Tranche Four	5 years
EBP, Vesting, Years of Service, Tranche Five	6 years
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Maximum Term	5 years
EBP, Minimum Age of Participants to Take In-service Distribution	59.5
Maximum [Member]
EBP, Termination, Vested Balance, Lump Sum	$ 1,000
Minimum [Member]
EBP, Termination, Vested Balance, Various Distribution Forms	$ 1,000